summary of significant accounting policies - Useful lives property, plant and equipment and right-of-use lease assets (Details)	12 Months Ended
Dec. 31, 2022
Outside plant | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	17 years
Outside plant | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	40 years
Inside plant | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	4 years
Inside plant | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	25 years
Mobile site equipment | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	5 years
Mobile site equipment | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	7 years
Real estate right-of-use lease assets | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	5 years
Real estate right-of-use lease assets | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	20 years
Property plant and equipment Other | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	3 years
Property plant and equipment Other | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	40 years